Commitments and Contingencies - Summary of Lease Obligations Under Non-cancellable Operating Leases (Detail)	Dec. 31, 2017 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Within 1 year	$ 4,036
2 - 3 years	7,023
4 - 5 years	2,171
Total	$ 13,230